Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Investor Freedom 2020 Portfolio℠
March 31, 2023
VIPIFF2020-NPRT1-0523
1.830296.117
Domestic Equity Funds - 22.9%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	190,209	7,745,318
VIP Equity-Income Portfolio Investor Class (a)	269,020	6,324,659
VIP Growth & Income Portfolio Investor Class (a)	345,890	8,633,411
VIP Growth Portfolio Investor Class (a)	162,860	12,647,671
VIP Mid Cap Portfolio Investor Class (a)	60,278	2,013,893
VIP Value Portfolio Investor Class (a)	268,777	4,539,646
VIP Value Strategies Portfolio Investor Class (a)	157,127	2,262,628
TOTAL DOMESTIC EQUITY FUNDS (Cost $29,208,411)		44,167,226

International Equity Funds - 22.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	1,519,382	15,497,696
VIP Overseas Portfolio Investor Class (a)	1,203,826	28,663,087
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $34,371,855)		44,160,783

Bond Funds - 51.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,835,753	26,457,574
Fidelity International Bond Index Fund (a)	723,735	6,542,563
Fidelity Long-Term Treasury Bond Index Fund (a)	631,773	6,791,564
VIP High Income Portfolio Investor Class (a)	708,664	3,188,986
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,916,983	56,743,870
TOTAL BOND FUNDS (Cost $106,074,317)		99,724,557

Short-Term Funds - 2.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 4.60% (a)(b) (Cost $5,161,774)	5,161,774	5,161,774

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $174,816,357)	193,214,340
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,422
NET ASSETS - 100.0%	193,217,762

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	26,030,760	878,481	1,332,460	1,779	(99,007)	979,800	26,457,574
Fidelity International Bond Index Fund	6,500,482	195,504	321,085	-	(6,745)	174,407	6,542,563
Fidelity Long-Term Treasury Bond Index Fund	7,749,951	261,217	1,690,837	57,886	(438,043)	909,276	6,791,564
VIP Contrafund Portfolio Investor Class	7,457,575	145,944	470,881	72,473	5,923	606,757	7,745,318
VIP Emerging Markets Portfolio Investor Class	17,431,825	784,050	3,502,644	27,161	(158,887)	943,352	15,497,696
VIP Equity-Income Portfolio Investor Class	6,682,487	70,726	471,815	-	39,406	3,855	6,324,659
VIP Government Money Market Portfolio Investor Class 4.60%	4,613,382	2,523,175	1,974,783	48,528	-	-	5,161,774
VIP Growth & Income Portfolio Investor Class	8,647,256	276,287	686,292	31,437	54,774	341,386	8,633,411
VIP Growth Portfolio Investor Class	11,713,446	559,919	718,577	80,192	(2,285)	1,095,168	12,647,671
VIP High Income Portfolio Investor Class	3,148,959	89,211	135,015	2,142	(2,174)	88,005	3,188,986
VIP Investment Grade Bond II Portfolio - Investor Class	52,577,109	4,365,232	1,905,055	22,639	6,089	1,700,495	56,743,870
VIP Mid Cap Portfolio Investor Class	2,085,432	29,928	171,403	4,852	11,874	58,062	2,013,893
VIP Overseas Portfolio Investor Class	28,118,781	433,148	2,732,360	-	(28)	2,843,546	28,663,087
VIP Value Portfolio Investor Class	4,821,295	55,358	419,109	-	97,677	(15,575)	4,539,646
VIP Value Strategies Portfolio Investor Class	2,388,286	49,169	218,478	5,697	39,002	4,649	2,262,628
	189,967,026	10,717,349	16,750,794	354,786	(452,424)	9,733,183	193,214,340

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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